Borrowings (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 04, 2018	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017	May 07, 2019	Apr. 05, 2019	Feb. 28, 2019	Nov. 05, 2018	Nov. 17, 2017
Debt Instrument [Line Items]
Long-Term Debt, Maturity, Year One		$ 4,537,000,000
Total principal amount outstanding	$ 17,609,000,000	33,059,000,000	$ 17,609,000,000
Gain (Loss) on Extinguishment of Debt	(106,000,000)	0	0	$ (166,000,000)
Unaccreted discount/premium and unamortized debt issuance costs	(116,000,000)	(261,000,000)	(116,000,000)
Total debt	17,493,000,000	32,798,000,000	17,493,000,000
Revolving credit facility available for issuance of multi-currency letters of credit		500,000,000
Commercial paper, Maximum borrowing capacity							$ 2,000,000,000
Debt repayment		16,800,000,000	973,000,000	13,668,000,000
Accrued interest payable	$ 165,000,000	214,000,000	$ 165,000,000
Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Fair value of debt		33,652,000,000
2019 Term Loans [Member]
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt		22,000,000
Original 2019 Credit Agreement [Member]
Debt Instrument [Line Items]
Total principal amount outstanding						$ 6,000,000,000		$ 18,000,000,000
Debt repayment		6,000,000,000
Original 2019 Credit Agreement [Member] | Revolving Facility
Debt Instrument [Line Items]
Revolving credit facility								5,000,000,000
2019 Credit Agreement | Revolving Facility
Debt Instrument [Line Items]
Revolving credit facility		5,000,000,000
Outstanding borrowings		$ 0
Commercial Paper Notes [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate		2.547%
Commercial Paper
Debt Instrument [Line Items]
Total principal amount outstanding		$ 1,000,000,000
Original 2019 Credit Agreement [Member] | Interest Expense
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt		$ 26,000,000
April 2021 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate		3.125%
Effective interest rate		3.607%
Total principal amount outstanding		$ 2,000,000,000
October 2022 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate		3.125%
Effective interest rate		3.527%
Total principal amount outstanding		$ 1,500,000,000
October 2024 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate		3.625%
Effective interest rate		3.98%
Total principal amount outstanding		$ 2,000,000,000
April 2026 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate		4.25%
Effective interest rate		4.544%
Total principal amount outstanding		$ 2,500,000,000
April 2029 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate		4.75%
Effective interest rate		4.953%
Total principal amount outstanding		$ 3,000,000,000
2019 Senior Notes
Debt Instrument [Line Items]
Total principal amount outstanding		$ 11,000,000,000				$ 11,000,000,000
Redemption price, Percentage		100.00%
Term Loan through November 2023
Debt Instrument [Line Items]
Floating interest rate, LIBOR plus		1.25%
Term Loan through May 2026 [Member]
Debt Instrument [Line Items]
Effective interest rate		3.452%
Total principal amount outstanding		$ 800,000,000
Debt repayment		1,200,000,000
2019 Term Loans [Member]
Debt Instrument [Line Items]
Total principal amount outstanding		$ 1,600,000,000
January 2020 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate	2.375%	2.375%	2.375%
Effective interest rate	2.615%	2.615%	2.615%
Total principal amount outstanding	$ 2,750,000,000	$ 2,750,000,000	$ 2,750,000,000
January 2021 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate	2.20%	2.20%	2.20%
Effective interest rate	2.406%	2.406%	2.406%
Total principal amount outstanding	$ 750,000,000	$ 750,000,000	$ 750,000,000
January 2022 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate	3.00%	3.00%	3.00%
Effective interest rate	3.214%	3.214%	3.214%
Total principal amount outstanding	$ 3,500,000,000	$ 3,500,000,000	$ 3,500,000,000
January 2023 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate	2.65%	2.65%	2.65%
Effective interest rate	2.781%	2.781%	2.781%
Total principal amount outstanding	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000
January 2024 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate	3.625%	3.625%	3.625%
Effective interest rate	3.744%	3.744%	3.744%
Total principal amount outstanding	$ 2,500,000,000	$ 2,500,000,000	$ 2,500,000,000
January 2025 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate	3.125%	3.125%	3.125%
Effective interest rate	3.234%	3.234%	3.234%
Total principal amount outstanding	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000
January 2027 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate	3.875%	3.875%	3.875%
Effective interest rate	4.018%	4.018%	4.018%
Total principal amount outstanding	$ 4,800,000,000	$ 4,800,000,000	$ 4,800,000,000
January 2028 Senior Notes
Debt Instrument [Line Items]
Fixed interest rate	3.50%	3.50%	3.50%
Effective interest rate	3.596%	3.596%	3.596%
Total principal amount outstanding	$ 1,250,000,000	$ 1,250,000,000	$ 1,250,000,000
2017 Senior Notes
Debt Instrument [Line Items]
Total principal amount outstanding	$ 17,550,000,000	$ 17,550,000,000	$ 17,550,000,000	$ 17,550,000,000
Redemption price, Percentage				101.00%
December 2019 Senior Notes | CA Technologies, Inc.
Debt Instrument [Line Items]
Fixed interest rate		5.375%
Effective interest rate		3.433%
Total principal amount outstanding		$ 750,000,000
August 2020 Senior Notes
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt		1,000,000
Redemption Premium		$ 5,000,000
August 2020 Senior Notes | CA Technologies, Inc.
Debt Instrument [Line Items]
Fixed interest rate		3.60%
Total principal amount outstanding		$ 400,000,000
August 2022 Senior Notes | CA Technologies, Inc.
Debt Instrument [Line Items]
Fixed interest rate		3.60%
Effective interest rate		4.071%
Total principal amount outstanding		$ 500,000,000
August 2023 Senior Notes | CA Technologies, Inc.
Debt Instrument [Line Items]
Fixed interest rate		4.50%
Effective interest rate		4.099%
Total principal amount outstanding		$ 250,000,000
March 2027 Senior Notes | CA Technologies, Inc.
Debt Instrument [Line Items]
Fixed interest rate		4.70%
Effective interest rate		5.153%
Total principal amount outstanding		$ 350,000,000
Assumed CA Senior Notes | CA Technologies, Inc.
Debt Instrument [Line Items]
Total principal amount outstanding		$ 1,850,000,000						2,250,000,000
Long Term Debt Change In Control Repurchase Percentage		101.00%
Commercial Paper Notes [Member]
Debt Instrument [Line Items]
Total principal amount outstanding		$ 1,000,000,000
January 2020 Convertible Notes | Brocade Communications Systems, Inc.
Debt Instrument [Line Items]
Fixed interest rate	1.375%	1.375%	1.375%						1.375%
Effective interest rate	0.628%	0.628%	0.628%
Total principal amount outstanding	$ 37,000,000	$ 37,000,000	$ 37,000,000						$ 575,000,000
Convertible debt, Repurchased principal amount			537,000,000
Convertible debt, Converted repurchase amount			$ 548,000,000
January 2020 Convertible Notes | Brocade Communications Systems, Inc. | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Convertible debt, Redemption price per $1,000 of principal	1,018		1,018
January 2020 Convertible Notes | Brocade Communications Systems, Inc. | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Convertible debt, Redemption price per $1,000 of principal	812		812
2023 Senior Notes | Brocade Communications Systems, Inc.
Debt Instrument [Line Items]
Fixed interest rate									4.625%
Total principal amount outstanding									$ 300,000,000
Repayment of assumed debt			$ 308,000,000
Assumed Brocade Convertible Notes | Brocade Communications Systems, Inc.
Debt Instrument [Line Items]
Total principal amount outstanding	$ 37,000,000	37,000,000	37,000,000
August 2022 - August 2014 Senior Notes | Broadcom Corporation
Debt Instrument [Line Items]
Total principal amount outstanding	$ 22,000,000	$ 22,000,000	$ 22,000,000
August 2022 - August 2014 Senior Notes | Broadcom Corporation | Minimum
Debt Instrument [Line Items]
Fixed interest rate	2.50%	2.50%	2.50%
Effective interest rate	2.585%	2.585%	2.585%
August 2022 - August 2014 Senior Notes | Broadcom Corporation | Maximum
Debt Instrument [Line Items]
Fixed interest rate	4.50%	4.50%	4.50%
Effective interest rate	4.546%	4.546%	4.546%
Term A-3 Facility | Original 2019 Credit Agreement [Member]
Debt Instrument [Line Items]
Total principal amount outstanding								9,000,000,000
Term A-3 Facility | New Credit Agreement
Debt Instrument [Line Items]
Total principal amount outstanding					$ 2,000,000,000
Term A-5 Facility [Member] | Original 2019 Credit Agreement [Member]
Debt Instrument [Line Items]
Total principal amount outstanding								$ 9,000,000,000
Term A-5 Facility [Member] | New Credit Agreement
Debt Instrument [Line Items]
Total principal amount outstanding					2,000,000,000
Term A-7 Facility | New Credit Agreement
Debt Instrument [Line Items]
Total principal amount outstanding					$ 2,000,000,000
Term Loan due May 2022 [Member]
Debt Instrument [Line Items]
Debt repayment		$ 2,000,000,000
Term Loan through May 2024 [Member]
Debt Instrument [Line Items]
Effective interest rate		3.362%
Total principal amount outstanding		$ 800,000,000
Debt repayment		$ 1,200,000,000